Finance expense (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Finance Expense

Finance expense consists of the following:

	Year ended March 31,
	2019	2018	2017
Interest expense	$3,266	$3,215	$424
(Gain)/loss on interest rate swaps	(422)	561	71
Debt issue cost	360	488	52

Total	$3,204	$4,264	$547